Restructuring Activities (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2015 Ipoh Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]
Details of the 2015 expenses, cash payments, and expected costs incurred related to the 2015 Ipoh Plan are set out in the following table:

					As of December 31, 2015
In millions	Accrued January 1, 2015	Year-to-date Restructuring Charges	Cash Payments	Accrued December 31, 2015	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2015 Ipoh Plan
Severance and employee benefits	$—	$3.1	$(0.2)	$2.9	$3.1	$4.5
Contract termination	—	—	—	—	—	0.6
Other	—	—	—	—	—	7.7
Total	$—	$3.1	$(0.2)	$2.9	$3.1	$12.8

2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]
Details of the 2015 expenses, cash payments, and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2015
In millions	Accrued December 31, 2014	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2015	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$0.7	$0.6	$(0.5)	$(0.1)	$0.7	$22.9	$22.9
Contract termination	—	—	—	—	—	106.5	106.5
Other	11.5	(0.8)	(1.4)	(1.2)	8.1	36.8	36.8
Total	$12.2	$(0.2)	$(1.9)	$(1.3)	$8.8	$166.2	$166.2

Details of the 2014 expenses, cash payments, and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2014
In millions	Accrued December 31, 2013	Year-to-date Restructuring Reversals	Cash Payments	Non-cash Settlements	Currency	Accrued December 31, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$21.0	$(14.3)	$(3.3)	$(0.9)	$(1.8)	$0.7	$22.3	$22.3
Contract termination	10.5	—	(10.5)	—	—	—	106.5	106.5
Other	24.2	(0.3)	(12.7)	2.0	(1.7)	11.5	37.6	37.6
Total	$55.7	$(14.6)	$(26.5)	$1.1	$(3.5)	$12.2	$166.4	$166.4

Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued December 31, 2012	Year-to-date Restructuring Reversals	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$31.0	$(11.5)	$(0.7)	$—	$2.2	$21.0	$36.6	$36.6
Contract termination	69.5	—	(59.4)	—	0.4	10.5	106.5	106.5
Other	37.0	(1.5)	(4.8)	(7.6)	1.1	24.2	37.9	37.9
Total	$137.5	$(13.0)	$(64.9)	$(7.6)	$3.7	$55.7	$181.0	$181.0